Presentation and Preparation of the Consolidated Financial Statements	6 Months Ended
Jun. 30, 2026
Presentation and Preparation of the Consolidated Financial Statements [Abstract]
Presentation and preparation of the consolidated financial statements

2. Presentation and preparation of the consolidated financial statements

2.1 Basis of preparation of the unaudited condensed consolidated financial statements

Unaudited condensed interim financial statements of the Company have been prepared in accordance with IAS 34 - Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”).

Unaudited condensed interim financial statements were approved by the Board of Directors at the meeting held on August 24, 2026.

The consolidated interim financial statements were prepared on a historical cost basis, unless otherwise stated.

2.2 Basis of consolidation

These consolidated interim financial statements include PicS N.V. and all entities over which it has control (subsidiaries). Control is when the Group is exposed or has rights to variable returns from its involvement with the investee, has existing rights that give it the ability to direct the relevant activities and has the ability to affect those returns through its power over the investee.

The Group reassesses whether it controls a subsidiary if facts and circumstances indicate there are changes to one or more of the elements of control. Consolidation of a subsidiary begins when the Group obtains control over the entity and ceases when the Group loses control. Assets, liabilities, income and expenses of a subsidiary are included in the consolidated financial statements from the date the Group obtains control until the date the Group loses control. Intragroup transactions between parent company and its subsidiaries are eliminated in full on consolidation.

Acquisition Kev

On August 3, 2026, PicPay Bank completed the acquisition of 100% of the shares of Kovr Participações S.A. and its subsidiaries (Kovr Holding Ltda., Kovr Seguradora S.A., Kovr Previdência S.A. and Kovr Capitalização S.A.), a corporate group operating in the insurance, private pension and capitalization segments, as well as of quotas representing 53% of the share capital of Estrutural Corretora Assessoria e Consultoria de Seguros Ltda. (“Estrutural Corretora”). Pursuant to the Share Purchase Agreement and Other Covenants entered into on September 19, 2025, and the related closing memorandum, PicPay Bank also holds a call option to acquire the remaining quotas of Estrutural Corretora, representing 47% of its share capital.

The total consideration for the acquisition amounts to R$ 748,990,950.28, of which R$ 748,836,954.05 is attributable to Kovr and R$ 153,996.23 to Estrutural Corretora.

Kev (formerly Kovr) has been a long-standing strategic partner of PicPay in the structuring of insurance products. The acquisition is consistent with PicPay’s strategy of strengthening its presence in this segment by incorporating specialized expertise and expanding its revenue sources, thereby contributing to earnings diversification and to the broadening of the product portfolio offered to its customers.

The acquisition will be accounted for under the acquisition method, whereby the identifiable assets acquired and liabilities assumed are measured at fair value as of the acquisition date. The purchase price allocation (PPA) is in progress and comprises, among other procedures, the fair value measurement of the classes of identifiable assets and liabilities, the determination of goodwill attributable to expected future profitability and of the factors comprising it, the fair value measurement of the financial assets acquired, and the assessment of the consideration transferred.

The consolidated financial statements include PicS N.V. and the following subsidiaries:

Entity	Country	Principal activities	June 30, 2026	December 31, 2025	Control
PicS Ltd.	Cayman	Holding	100.00%	99.62%	Direct
PicS Holding Ltda	Brazil	Holding	100.00%	100.00%	Indirect
PicPay Instituição de Pagamento S.A.	Brazil	Financial services (1)	100.00%	100.00%	Indirect
PicPay Bank - Banco Múltiplo S.A.	Brazil	Banking services (1)	100.00%	100.00%	Indirect
Crednovo Sociedade de Empréstimo Entre Pessoas S.A.	Brazil	P2P Lending Services	100.00%	100.00%	Indirect
PicPay Invest Distribuidora de Títulos e Valores Mobiliários Ltda	Brazil	Brokerage firm and securities dealer Company	100.00%	100.00%	Indirect
Guiabolso Correspondente Bancário e Serviços Ltda	Brazil	Bank correspondent	100.00%	100.00%	Indirect
Guiabolso Pagamentos Ltda	Brazil	Bank correspondent	100.00%	100.00%	Indirect
BX Negócios Inteligentes Ltda	Brazil	Bank correspondent	100.00%	100.00%	Indirect
Fundo de Investimentos em Direitos Creditórios Não- Padronizados PicPay I (2)	Brazil	Receivable investment fund	100.00%	100.00%	Indirect
Veredas FIF Multimercado Crédito Privado Responsabilidade Limitada	Brazil	Receivable investment fund	100.00%	-	Direct
Fundo de Investimentos em Direitos Creditórios PicPay FGTS II de Responsabilidade	Brazil	Receivable investment fund	100.00%	100.00%	Indirect
Fundo de Investimentos em Direitos Creditórios PicPay FGTS (2)	Brazil	Receivable Investment fund	16.27%	15.46%	Indirect
PicPay Participações e Investimentos Ltda (3)	Brazil	Holding	100.00%	100.00%	Direct
Nosso Time Igaming S.A. (3)	Brazil	Sportsbook	95.25%	95.25%	Indirect
PicPay Holding Ltda (3)	Brazil	Holding	100.00%	100.00%	Direct
Zem Collection Ltda (3)	Brazil	Debt Collection Agency	100.00%	100.00%	Indirect

(1)	Banking activities are focused on issuance of CDBs (Certificado de Depósito Bancário, Certificate of Deposit), lending, and funding. Financial services activities are focused on payment services, credit cards, prepayment of receivables, and other financial activities.

(2)	The % interest represents the percentage of the subordinated quotas issued by the “FIDC PicPay I” (Fundo de Investimentos em Direitos Creditórios Não-Padronizados PicPay I) and “FIDC FGTS” (Fundo de Investimentos em Direitos Creditórios PicPay FGTS) held by the Group.

(3)	In 2025, the Company founded four new entities: PicPay Participações e Investimentos Ltda (April 07), Nosso Time Igaming S.A (May 07), PicPay Holding Ltda (September 15), and Zem Collection Ltda (September 18).

Accounting policies have been applied uniformly to all consolidated entities.